5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 4,482,926	$ 5,178,906	$ 2,342,989
Fair value of warrants issued in private placements	$ 191,490	301,600	969,502
Exercise of warrants - reclassification to additional paid-in-capital		(110,049)	(117,069)
Change in fair value of derivative liability	$ (3,006,205)	(466,499)	2,216,119
Foreign exchange effect on derivative liability	(514,720)	(421,032)	(232,635)
Derivative liability	$ 1,153,491	$ 4,482,926	$ 5,178,906